Summary of Significant Accounting Policies - Schedule of Expected Amortization Expense (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Year ending December 31, 2026 (remaining six months)	$ 1,105,004
Year ending December 31, 2027	2,210,000	$ 2,210,000
Year ending December 31, 2028	2,210,000	2,210,000
Year ending December 31, 2029	1,210,000	2,210,000
Year ending December 31, 2030	210,000	1,210,000
Thereafter	735,000
Total	$ 7,680,004	$ 8,785,000	$ 10,995,000